Financial Instruments and Risk Management (Details) - Schedule of Carrying Amounts of Financial Assets and Financial Liabilities - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
At amortized cost
Financial assets	SFr 963,405	SFr 486,359
At amortized cost
Financial liabilities	888,913	13,223,300
Trade And Other Payables [member]
At amortized cost
Financial liabilities	440,413	4,914,404
Accrued Expenses [Member]
At amortized cost
Financial liabilities	348,841	1,977,614
Loan [Member]
At amortized cost
Financial liabilities		5,869,797
Non-current lease liabilities [Member]
At amortized cost
Financial liabilities		343,629
Current lease liabilities [Member]
At amortized cost
Financial liabilities	99,659	117,856
Derivative Financial Instruments Liabilities [Member]
At amortized cost
Financial liabilities
Cash And Cash Equivalents [member]
At amortized cost
Financial assets	617,409	15,395
Other non-current financial assets [Member]
At amortized cost
Financial assets	80,001	194,263
Trade receivables [member]
At amortized cost
Financial assets		6,525
Other receivables [member]
At amortized cost
Financial assets	18,905
Derivative Financial Instruments Asset [Member]
At amortized cost
Financial assets	SFr 247,090	SFr 270,176